Partnership Distributions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Partnership Distributions [Abstract]
Partnership distribution made	$ 5,000,000	$ 0	$ 5,000,000
The Account's share of Partnership distribution	$ 3,000,000		$ 3,000,000